Schedule of Convertible Debt and Embedded Derivative Conversion (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Host debt instrument [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		$ 11,027
Accretion		19,943
Conversion		(30,970)
Ending Balance
Embedded conversion feature [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		80,342
Accretion
Conversion		(80,342)
Ending Balance
Total [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		91,369
Accretion		19,943
Conversion		(111,312)
Ending Balance